Segments of Operations (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment reporting information, by segment
The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	2020	2019	2018
Assets
Annuity	$47,886	$45,217	$40,115
Run-off life	685	676	686
Total assets	$48,571	$45,893	$40,801

Revenues
Annuity:
Net investment income	$1,699	$1,792	$1,638
Other income	97	108	108
Total annuity	1,796	1,900	1,746
Run-off life	47	49	50
Total revenues before realized gains (losses)	1,843	1,949	1,796
Realized gains (losses) on securities	365	132	(105)
Total revenues	$2,208	$2,081	$1,691

Earnings Before Income Taxes
Annuity	$170	$363	$363
Run-off life	(6)	2	(2)
Total earnings before realized gains (losses) and income taxes	164	365	361
Realized gains (losses) on securities	365	132	(105)
Total earnings before income taxes	$529	$497	$256